Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Jun. 30, 2011 First Horizon Insurance Inc [Member]	Mar. 31, 2011 First Horizon Insurance Inc [Member]	Dec. 31, 2011 First Horizon Insurance Inc [Member]	Sep. 30, 2011 First Horizon Msaver Inc [Member]	Dec. 31, 2011 First Horizon Msaver Inc [Member]
Intangible Assets [Line Items]
Gross carrying amount of other intangible assets	$ 61,100,000
Intangible assets accumulated amortization	39,100,000
Estimated aggregate amortization expense, Year 2014	3,900,000
Estimated aggregate amortization expense, Year 2015	3,700,000
Estimated aggregate amortization expense, Year 2016	3,600,000
Estimated aggregate amortization expense, Year 2017	3,300,000
Estimated aggregate amortization expense, Year 2018	3,200,000
Goodwill Divestitures	0	0	18,421,000	[1]	16,400,000			2,000,000
Goodwill, Impairment	0	0	10,100,000	[1],[2]		10,100,000
Other Intangible Assets, Impairment							$ 2,200,000		$ 100,000

[1]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.
[2]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.